KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of MML Bay State Life Insurance Company and Contract Owners of MML Bay State Variable Annuity Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise MML Bay State Variable Annuity Separate Account I (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Accounts’ auditor since 2004. Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

MML Bay State Variable Annuity Separate Account 1 was comprised of the following divisions as of December 31, 2022.

Divisions

Invesco V.I. Capital Appreciation Division

Invesco V.I. Conservative Balanced Division

Invesco V.I. Core Plus Bond Division *

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Global Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Main Street Division®

Invesco V.I. Main Street Small Cap Division®

Invesco V.I. U.S. Government Money Division

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for the previous name of this division.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division®
ASSETS
Investments
Number of shares	174,292	77,778	27,318	52,460	132,776	447,307	447,263
Identified cost	$8,447,267	$1,073,625	$182,289	$3,949,226	$5,076,420	$2,219,452	$10,221,999
Value	$6,060,128	$1,082,667	$151,891	$2,912,055	$4,129,340	$1,762,391	$7,209,872
Dividends receivable	-	-	-	-	-	-	-
Receivable from MML Bay State Life Insurance Company	-	-	-	-	-	-	-
Total assets	6,060,128	1,082,667	151,891	2,912,055	4,129,340	1,762,391	7,209,872
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,441	44	-	759	489	322	2,004
Payable to MML Bay State Life Insurance Company	80	1	6	28	17	9	105
Total liabilities	1,521	45	6	787	506	331	2,109
NET ASSETS	$6,058,607	$1,082,622	$151,885	$2,911,268	$4,128,834	$1,762,060	$7,207,763
Net Assets:
Accumulation units - value	$6,010,574	$1,081,144	$151,885	$2,885,957	$4,112,522	$1,751,318	$7,140,951
Contracts in payout (annuitization) period	48,033	1,478	-	25,311	16,312	10,742	66,812
Net assets	$6,058,607	$1,082,622	$151,885	$2,911,268	$4,128,834	$1,762,060	$7,207,763
Outstanding units
Contract owners	743,629	350,953	97,051	463,564	603,904	695,347	1,079,325
UNIT VALUE
LifeTrust	$8.15	$3.08	$1.56	$6.28	$6.84	$2.53	$6.68

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco V.I. Main Street Small Cap Division®	Invesco V.I. U.S. Government Money Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
ASSETS
Investments
Number of shares	25,107	110,197	81,328	65,787	52,221	432,548
Identified cost	$616,935	$110,197	$1,710,989	$1,750,928	$657,405	$432,548
Value	$579,473	$110,197	$1,368,185	$1,760,550	$553,510	$432,548
Dividends receivable	-	23	-	-	-	-
Receivable from MML Bay State Life Insurance Company	-	11	-	-	-	6
Total assets	579,473	110,231	1,368,185	1,760,550	553,510	432,554
LIABILITIES
Payable to Fund Annuitant mortality fluctuation reserve	-	-	398	539	-	-
Payable to MML Bay State Life Insurance Company	-	-	11	42	1	-
Total liabilities	-	-	409	581	1	-
NET ASSETS	$579,473	$110,231	$1,367,776	$1,759,969	$553,509	$432,554
Net Assets:
Accumulation units - value	$579,473	$110,231	$1,354,522	$1,742,006	$553,509	$432,554
Contracts in payout (annuitization) period	-	-	13,254	17,963	-	-
Net assets	$579,473	$110,231	$1,367,776	$1,759,969	$553,509	$432,554
Outstanding units
Contract owners	115,567	89,922	303,879	328,477	223,499	363,456
UNIT VALUE
LifeTrust	$5.01	$1.23	$4.50	$5.36	$2.48	$1.19

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division®
Investment Income
Dividends	$-	$16,813	$6,593	$-	$-	$-	$117,290
Expenses
Mortality and expense risk fees and administrative expense charges	102,089	17,456	2,320	49,530	68,062	26,902	114,661
Net investment income (loss)	(102,089)	(643)	4,273	(49,530)	(68,062)	(26,902)	2,629
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,571	22,759	(2,032)	28,507	82,817	(119,692)	(109,689)
Realized gain distribution	2,457,644	91,614	99	918,190	812,034	-	3,023,185
Realized gain (loss)	2,470,215	114,373	(1,933)	946,697	894,851	(119,692)	2,913,496
Change in net unrealized appreciation/ depreciation of investments	(5,424,262)	(381,344)	(30,997)	(2,525,055)	(3,044,590)	(135,534)	(5,056,640)
Net gain (loss) on investments	(2,954,047)	(266,971)	(32,930)	(1,578,358)	(2,149,739)	(255,226)	(2,143,144)
Net increase (decrease) in net assets resulting from operations	(3,056,136)	(267,614)	(28,657)	(1,627,888)	(2,217,801)	(282,128)	(2,140,515)
Capital transactions:
Transfers of net premiums	1,770	-	-	810	450	-	871
Transfers due to death benefits	(64,536)	(99)	(1,887)	(90,032)	(51,319)	(41,320)	(141,577)
Transfers due to annuity benefit payments	(12,656)	(222)	-	(4,160)	(2,964)	(1,856)	(16,108)
Transfers due to withdrawal of funds	(688,901)	(195,193)	(8,498)	(464,651)	(393,693)	(249,731)	(675,624)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,507	42	-	751	725	346	2,305
Transfers between Divisions and to/from General Account	(3,424)	-	-	(74,779)	(113,354)	(29,242)	(120,501)
Net increase (decrease) in net assets resulting from capital transactions	(766,240)	(195,472)	(10,385)	(632,061)	(560,155)	(321,803)	(950,634)
Total increase (decrease)	(3,822,376)	(463,086)	(39,042)	(2,259,949)	(2,777,956)	(603,931)	(3,091,149)
NET ASSETS, at beginning of the year	9,880,983	1,545,708	190,927	5,171,217	6,906,790	2,365,991	10,298,912
NET ASSETS, at end of the year	$6,058,607	$1,082,622	$151,885	$2,911,268	$4,128,834	$1,762,060	$7,207,763

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Main Street Small Cap Division®	Invesco V.I. U.S. Government Money Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Investment Income
Dividends	$3,292	$1,515	$20,542	$28,914	$18,510	$4,633
Expenses
Mortality and expense risk fees and administrative expense charges	8,953	1,689	21,220	25,053	8,266	4,546
Net investment income (loss)	(5,661)	(174)	(678)	3,861	10,244	87
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,385	-	(31,934)	48,302	(2,428)	-
Realized gain distribution	71,436	-	27,508	193,274	6,194	-
Realized gain (loss)	74,821	-	(4,426)	241,576	3,766	-
Change in net unrealized appreciation/depreciation of investments	(198,127)	-	(309,143)	(363,927)	(121,883)	-
Net gain (loss) on investments	(123,306)	-	(313,569)	(122,351)	(118,117)	-
Net increase (decrease) in net assets resulting from operations	(128,967)	(174)	(314,247)	(118,490)	(107,873)	87
Capital transactions:
Transfers of net premiums	-	-	-	900	-	-
Transfers due to death benefits	-	(9,902)	(21,761)	(25,355)	-	(24,089)
Transfers due to annuity benefit payments	-	-	-	(5,154)	-	-
Transfers due to withdrawal of funds	(62,999)	(2,339)	(124,848)	(121,856)	(10,230)	(113,188)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(1,421)	134	-	-
Transfers between Divisions and to/from General Account	1,928	(1,115)	8,210	84,780	14,272	233,227

Net increase (decrease) in net assets resulting from capital transactions	(61,071)	(13,356)	(139,820)	(66,551)	4,042	95,950
Total increase (decrease)	(190,038)	(13,530)	(454,067)	(185,041)	(103,831)	96,037
NET ASSETS, at beginning of the year	769,511	123,761	1,821,843	1,945,010	657,340	336,517
NET ASSETS, at end of the year	$579,473	$110,231	$1,367,776	$1,759,969	$553,509	$432,554

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division
Investment Income
Dividends	$-	$22,797	$4,127	$-	$-	$114,251	$68,023	$2,787
Expenses
Mortality and expense risk fees and administrative expense charges	133,873	21,919	2,809	71,830	98,650	34,393	137,467	10,864
Net investment income (loss)	(133,873)	878	1,318	(71,830)	(98,650)	79,858	(69,444)	(8,077)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	501,432	70,888	1,737	260,670	437,573	(37,958)	91,517	54,117
Realized gain distribution	506,944	77,944	7,344	541,696	352,959	-	554,524	46,867
Realized gain (loss)	1,008,376	148,832	9,081	802,366	790,532	(37,958)	646,041	100,984
Change in net unrealized appreciation/depreciation of investments	930,504	(13,215)	(16,868)	95,741	229,346	(161,936)	1,655,221	59,699
Net gain (loss) on investments	1,938,880	135,617	(7,787)	898,107	1,019,878	(199,894)	2,301,262	160,683
Net increase (decrease) in net assets resulting from operations	1,805,007	136,495	(6,469)	826,277	921,228	(120,036)	2,231,818	152,606
Capital transactions:
Transfers of net premiums	1,770	-	-	810	450	-	870	-
Transfers due to death benefits	(505,406)	(57,201)	(16,134)	(23,561)	(35,285)	(19,606)	(122,884)	-
Transfers due to annuity benefit payments	(16,346)	(962)	-	(5,796)	(3,899)	(2,778)	(17,977)	-
Transfers due to withdrawal of funds	(551,221)	(154,336)	(9,313)	(615,514)	(626,381)	(137,044)	(606,244)	(195,678)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,335	(602)	-	286	(153)	(1,489)	(9,105)	-
Transfers between Divisions and to/from General Account	(33,054)	(6,119)	-	(31,927)	(148,517)	92,029	(98,513)	9,425
Net increase (decrease) in net assets resulting from capital transactions	(1,101,922)	(219,220)	(25,447)	(675,702)	(813,785)	(68,888)	(853,853)	(186,253)
Total increase (decrease)	703,085	(82,725)	(31,916)	150,575	107,443	(188,923)	1,377,965	(33,647)
NET ASSETS, at beginning of the year	9,177,898	1,628,433	222,843	5,020,642	6,799,347	2,554,914	8,920,947	803,158
NET ASSETS, at end of the year	$9,880,983	$1,545,708	$190,927	$5,171,217	$6,906,790	$2,365,991	$10,298,912	$769,511

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. U.S. Government Money Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Investment Income
Dividends	$8	$38,037	$30,670	$18,520	$-
Expenses
Mortality and expense risk fees and administrative expense charges	1,665	25,155	25,845	8,582	4,304
Net investment income (loss)	(1,657)	12,882	4,825	9,938	(4,304)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	14,916	48,189	5,157	-
Realized gain distribution	-	456,109	-	10,803	-
Realized gain (loss)	-	471,025	48,189	15,960	-
Change in net unrealized appreciation/depreciation of investments	-	(258,355)	394,363	(30,920)	-
Net gain (loss) on investments	-	212,670	442,552	(14,960)	-
Net increase (decrease) in net assets resulting from operations	(1,657)	225,552	447,377	(5,022)	(4,304)
Capital transactions:
Transfer of net premiums	-	-	900	-	-
Transfers due to death benefits	(9,127)	(28,739)	(3,468)	(15,771)	(52,454)
Transfers due to annuity benefit payments	-	39	(5,597)	45	-
Transfers due to withdrawal of funds	(2,148)	(175,393)	(92,787)	(43,975)	(35,927)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(2,636)	256	(1,032)	-
Transfers between Divisions and to/from General Account	13,772	(23,538)	(12,912)	87,716	78,829
Net increase (decrease) in net assets resulting from capital transactions	2,497	(230,267)	(113,608)	26,983	(9,552)
Total increase (decrease)	840	(4,715)	333,769	21,961	(13,856)
NET ASSETS, at beginning of the year	122,921	1,826,558	1,611,241	635,379	350,373
NET ASSETS, at end of the year	$123,761	$1,821,843	$1,945,010	$657,340	$336,517

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

Notes To Financial Statements

1.	ORGANIZATION

MML Bay State Variable Annuity Separate Account 1 (“the Separate Account”) is a separate investment account of MML Bay State Life Insurance Company (“MML Bay State”) established on January 14, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

On June 30, 1997, MML Bay State redomesticated from the State of Missouri to the State of Connecticut. MML Bay State is an indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). MML Bay State maintains the following segment within the separate account: LifeTrust.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MML Bay State’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MML Bay State business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2022, the Separate Account consists of thirteen divisions which invest in the following mutual funds, All of the divisions may not be available:

The division listed in the first column
	Divisions	invests in the fund in this column

	Invesco V.I. Capital Appreciation Division[1]	Invesco V.I. Capital Appreciation Fund[1,10]
	Invesco V.I. Conservative Balanced Division[2]	Invesco V.I. Conservative Balanced Fund[2,10]
	Invesco V.I. Core Plus Bond Division[3]	Invesco V.I. Core Plus Bond Fund[3,10,12]
	Invesco V.I. Discovery Mid Cap Growth Division[4]	Invesco V.I. Discovery Mid Cap Growth Fund[4,10]
	Invesco V.I. Global Division[5]	Invesco V.I. Global Fund[5,10]
	Invesco V.I. Global Strategic Income Division[6]	Invesco V.I. Global Strategic Income Fund[6,10]
	Invesco V.I. Main Street Division®[7]	Invesco V.I. Main Street Fund®[7,10]
	Invesco V.I. Main Street Small Cap Division®[8]	Invesco V.I. Main Street Small Cap Fund®[8,10]
	Invesco V.I. U.S. Government Money Division[9]	Invesco V.I. U.S. Government Money Portfolio[9,10]
	MML Blend Division	MML Blend Fund[11]
	MML Equity Division	MML Equity Fund[11]
	MML Managed Bond Division	MML Managed Bond Fund[11]
	MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[11]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MML Bay State’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

Notes To Financial Statements (Continued)

[1] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Division/Fund.
[2] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Division/Fund.
[3]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.156327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[4] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division/Fund.
[5] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Division/Fund.
[6] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Division/Fund.
[7] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Division/Fund®.
[8] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Small Cap Division/Fund®.
[9] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Division/Fund.
[10] Invesco Advisers, Inc. is the investment adviser to this Fund.
[11] MML Investment Advisers, LLC is the investment adviser to this Fund.
[12]This Division/Fund became available to the Separate Account as an investment option on April 29, 2022.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account MML Bay State Variable Annuity Separate Account 1 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

MML Bay State is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MML Bay State may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes To Financial Statements (Continued)

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MML Bay State as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MML Bay State are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to MML Bay State totaled $4,388 and $12,140 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MML Bay State. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MML Bay State, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

Notes To Financial Statements (Continued)

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MML Bay State

Certain fees such as mortality and expense risk fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
	Division	Division	Division	Division	Division
2022
Cost of purchases	$2,479,593	$108,427	$6,692	$953,713	$851,302
Proceeds from sales	(891,338)	(212,945)	(12,699)	(717,632)	(667,834)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division®	Division®	Division	Division
2022 (continued)
Cost of purchases	$322	$3,211,475	$76,426	$1,493	$67,988
Proceeds from sales	(349,130)	(1,137,378)	(71,723)	(15,062)	(181,115)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
2022 (continued)
Cost of purchases	$307,507	$39,136	$237,832
Proceeds from sales	(177,117)	(18,654)	(141,804)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Bond	Mid Cap Growth	Global
	Division	Division	Division	Division	Division
2021
Cost of purchases	$520,222	$133,773	$11,470	$637,923	$363,668
Proceeds from sales	(1,249,000)	(274,146)	(28,263)	(843,669)	(923,130)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division	Division	Division	Division
2021 (continued)
Cost of purchases	$229,815	$650,525	$157,026	$13,804	$511,597
Proceeds from sales	(218,892)	(1,019,359)	(304,487)	(12,959)	(272,855)

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
2021 (continued)
Cost of purchases	$34,169	$139,603	$84,062
Proceeds from sales	(142,914)	(91,879)	(97,908)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

2022	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Plus Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division
Units purchased	530	10	-	168	422
Units withdrawn	(84,431)	(59,890)	(6,376)	(85,956)	(61,054)
Units transferred between Divisions and to/from General Account	(266)	-	-	(11,058)	(15,210)
Net increase (decrease)	(84,167)	(59,880)	(6,376)	(96,846)	(75,842)

2022 (continued)	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division®	Invesco V.I. Main Street Small Cap Division®	Invesco V.I. U.S. Government Money Division	MML Blend Division
Units purchased	922	447	-	-	769
Units withdrawn	(109,721)	(119,009)	(12,157)	(10,003)	(31,428)
Units transferred between Divisions and to/from General Account	(11,050)	(16,728)	350	(912)	1,617
Net increase (decrease)	(119,849)	(135,290)	(11,807)	(10,915)	(29,042)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2022 (continued)	Division	Division	Division
Units purchased	190	1,462	-
Units withdrawn	(28,446)	(5,480)	(115,414)
Units transferred between Divisions and to/from General Account	15,388	5,062	196,642
Net increase (decrease)	(12,868)	1,043	81,228

2021	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division
Units purchased	415	734	-	352	46
Units withdrawn	(98,678)	(60,459)	(13,649)	(74,956)	(67,993)
Units transferred between Divisions and to/from General Account	(3,264)	(1,629)	-	(3,984)	(14,388)
Net increase (decrease)	(101,527)	(61,354)	(13,649)	(78,588)	(82,335)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2021 (continued)	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. U.S. Government Money Division	MML Blend Division
Units purchased	-	114	-	-	-
Units withdrawn	(54,436)	(95,987)	(35,023)	(9,099)	(40,821)
Units transferred between Divisions and to/from General Account	31,210	(13,026)	1,735	11,168	(4,853)
Net increase (decrease)	(23,225)	(108,900)	(33,288)	2,069	(45,675)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2021 (continued)	Division	Division	Division
Units purchased	259	-	-
Units withdrawn	(19,979)	(20,569)	(73,603)
Units transferred between Divisions and to/from General Account	(2,154)	29,266	66,065
Net increase (decrease)	(21,874)	8,697	(7,537)

Notes To Financial Statements (Continued)

8.	Financial Highlights

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Capital Appreciation Division[4]
2022	743,629	$8.15	$6,058,607	-%	1.40%	(31.74)%
2021	827,796	11.94	9,880,983	-	1.40	20.86
2010	929,323	9.88	9,177,898	-	1.40	34.69
2019	1,013,318	7.33	7,429,979	0.06	1.40	34.30
2018	1,150,261	5.46	6,279,916	0.32	1.40	(7.05)
Invesco V.I. Conservative Balanced Division[4]
2022	350,953	3.08	1,082,622	1.35	1.40	(18.01)
2021	410,833	3.76	1,545,708	1.46	1.40	9.10
2010	472,186	3.45	1,628,433	2.09	1.40	13.26
2019	526,653	3.04	1,603,630	2.26	1.40	15.88
2018	572,219	2.63	1,503,586	2.06	1.40	(6.65)
Invesco V.I. Core Plus Bond Division[5]
2022	97,051	1.56	151,885	1.94	1.40	(15.22)
2021	103,428	1.85	190,927	2.06	1.40	(3.02)
2010	117,077	1.90	222,843	2.35	1.40	8.18
2019	197,278	1.76	347,091	3.41	1.40	8.00
2018	215,410	1.63	350,906	3.31	1.40	(2.41)
Invesco V.I. Discovery Mid Cap Growth Division[4]
2022	463,564	6.28	2,911,268	-	1.40	(31.94)
2021	560,411	9.23	5,171,217	-	1.40	17.44
2010	638,999	7.86	5,020,642	0.04	1.40	38.73
2019	727,975	5.66	4,122,817	-	1.40	37.43
2018	783,280	4.12	3,227,950	-	1.40	(7.40)
Invesco V.I. Global Division[4]
2022	603,904	6.84	4,128,834	-	1.40	(32.71)
2021	679,746	10.16	6,906,790	-	1.40	13.88
2010	762,081	8.92	6,799,347	0.70	1.40	25.86
2019	899,501	7.09	6,376,283	0.91	1.40	29.96
2018	1,013,455	5.45	5,528,095	0.98	1.40	(14.39)
Invesco V.I. Global Strategic Income Division[4]
2022	695,347	2.53	1,762,060	-	1.40	(12.69)
2021	815,195	2.90	2,365,991	4.65	1.40	(4.76)
2010	838,421	3.05	2,554,914	5.80	1.40	1.96
2019	904,609	2.99	2,703,535	3.76	1.40	9.26
2018	1,011,635	2.74	2,767,071	4.89	1.40	(5.73)
Invesco V.I. Main Street Division®[4]
2022	1,079,325	6.68	7,207,763	1.43	1.40	(21.24)
2021	1,214,613	8.48	10,298,912	0.69	1.40	25.80
2010	1,323,513	6.74	8,920,947	1.48	1.40	12.36
2019	1,542,983	6.00	9,256,306	1.06	1.40	30.24
2018	1,735,485	4.61	7,993,495	1.15	1.40	(9.17)
Invesco V.I. Main Street Small Cap Division®[4]
2022	115,567	5.01	579,473	0.51	1.40	(17.00)
2021	127,374	6.04	769,511	0.36	1.40	20.85
2010	160,662	5.00	803,158	0.63	1.40	18.26
2019	174,841	4.23	739,076	0.20	1.40	24.71
2018	181,168	3.39	614,068	0.28	1.40	(11.58)

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. U.S. Government Money Division[4]
2022	89,922	$1.23	$110,231	1.25%	1.40%	(0.12)%
2021	100,837	1.23	123,761	0.01	1.40	(1.38)
2010	98,768	1.24	122,921	0.23	1.40	(1.17)
2019	111,540	1.26	140,462	1.73	1.40	0.29
2018	169,254	1.26	212,520	1.32	1.40	(0.06)
MML Blend Division
2022	303,879	4.50	1,367,776	1.35	1.40	(17.75)
2021	332,920	5.47	1,821,843	2.12	1.40	13.43
2010	378,594	4.82	1,826,558	-	1.40	11.30
2019	404,720	4.33	1,754,400	2.43	1.40	19.69
2018	436,062	3.62	1,579,236	2.11	1.40	(5.68)
MML Equity Division
2022	328,477	5.36	1,759,969	1.61	1.40	(5.97)
2021	341,345	5.70	1,945,010	1.66	1.40	28.45
2010	363,219	4.44	1,611,241	2.29	1.40	1.59
2019	391,146	4.37	1,707,926	2.08	1.40	24.17
2018	438,804	3.52	1,543,019	1.73	1.40	(11.25)
MML Managed Bond Division
2022	223,499	2.48	553,509	3.13	1.40	(16.19)
2021	222,455	2.95	657,340	3.02	1.40	(0.59)
2010	213,758	2.97	635,379	0.10	1.40	6.21
2019	243,308	2.80	680,897	3.61	1.40	8.28
2018	290,723	2.58	751,349	3.39	1.40	(1.83)
MML U.S. Government Money Market Division
2022	363,456	1.19	432,554	1.42	1.40	(0.19)
2021	282,228	1.19	336,517	-	1.40	(1.39)
2010	289,765	1.21	350,373	0.25	1.40	(1.16)
2019	484,409	1.22	592,620	1.69	1.40	0.29
2018	494,050	1.22	602,639	1.30	1.40	(0.08)

[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
[2]The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
[4]See Note 2 to the financial statements for the previous name of this division.
[5]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.156327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond.

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund.
Mortality and Expense Risk Charge
This charge is assessed through reduction of unit values.

		Administrative Expense Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through reduction of unit values.

		Death Benefit Charge	This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund.
This charge is assessed through reduction of unit values.

		Administrative Charge	$30 per contract, annually.
		This charge is assessed through the redemption of units.	These charges are not applicable to contracts with values of $50,000 or more.

		Contingent Deferred Sales Charge	0 - 7%
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.